Exploration Expense (Tables)	12 Months Ended
Dec. 31, 2024
Exploration Expenses Disclosure [Abstract]
Summary of exploration expenses

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Australia	(44.1)	(33.4)	(33.6)
Ghana	(3.0)	(9.0)	(12.1)
Peru	(7.0)	(3.9)	(2.8)
Chile	(16.1)	(29.3)	(32.3)
Canada	(27.9)	—	—
Other	(0.3)	(0.6)	(0.2)
Total exploration expense	(98.4)	(76.2)	(81.0)